Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Sep. 17, 2021
Property, Plant and Equipment [Line Items]
Deferred offering cost				$ 415,992
Federal depository insurance coverage amount	$ 250,000
Cash held in trust account	110,443,335	$ 107,102,449
Deferred Tax Assets, Operating Loss Carryforwards	478,000	564,000
Deferred Tax Assets, Gross	180,000	118,000
Deferred Tax Assets, Valuation Allowance	180,000	$ 118,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Net tangible assets	$ 5,000,001
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Temporary equity, shares outstanding	10,500,000	10,500,000
IPO [Member]
Property, Plant and Equipment [Line Items]
Deferred offering cost				$ 413,955
Offering expenses	$ 4,615,992
IPO [Member] | Common Class A [Member]
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction	10,500,000
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	5,411,000
Ocean Biomedical Inc [Member]
Property, Plant and Equipment [Line Items]
Deferred offering cost	$ 1,808,000	$ 19,000	$ 3,400,000
Deferred Tax Assets, Operating Loss Carryforwards	1,338,000	294,000
Deferred Tax Assets, Gross	16,085,000	12,494,000
Deferred Tax Assets, Valuation Allowance	$ 16,085,000	$ 12,494,000